SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
SEGMENT INFORMATION
2.	SEGMENT INFORMATION

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing the performance of the operating segments, has been identified as the Board of Directors. Management has determined the operating segments based on the reports reviewed by the Board of Directors, which are used to make strategic decisions. The Board considers the business from a geographic perspective based on the Group’s management and internal reporting structure. Sales of product between companies in the Group are made on commercial terms which reflect the nature of the relationship between the relevant companies. Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise interest-bearing loans, borrowings and expenses and corporate expenses. Segment capital expenditure is the total cost during the year to acquire segment plant, property and equipment and intangible assets that are expected to be used for more than one period, whether acquired on acquisition of a business combination or through acquisitions as part of the current operations.

The Group comprises two main geographical segments (i) the Americas and (ii) Rest of World - Ireland. The Group’s geographical segments are determined by the location of the Group’s assets and operations. The Group has also presented a geographical analysis of the segmental data for Ireland as is consistent with the information used by the Board of Directors.

The reportable operating segments derive their revenue primarily from one source (i.e., the market for diagnostic tests for a range of diseases and other medical conditions). In determining the nature of its segmentation, the Group has considered the nature of the products, their risks and rewards, the nature of the production base, the customer base and the nature of the regulatory environment. The Group acquires, manufactures and markets a range of diagnostic products. The Group’s products are sold to a similar customer base and the Group’s products must comply with various regulators worldwide in the markets that we serve.

The following presents revenue and profit information and certain asset and liability information regarding the Group’s geographical segments.

i)	The distribution of revenue by geographical area based on location of assets was as follows:

Revenue	Americas	Rest of World Ireland	Eliminations	Total
Year ended December 31, 2023	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	44,984	11,848	-	56,832
Inter-segment revenue	21,867	872	(22,739)	-

Total revenue	66,851	12,720	(22,739)	56,832

Revenue	Americas	Rest of World Ireland	Eliminations	Total
Year ended December 31, 2022	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	50,508	12,013	-	62,521
Inter-segment revenue	26,110	828	(26,938)	-

Total revenue	76,618	12,841	(26,938)	62,521

Revenue	Americas	Rest of World Ireland	Eliminations	Total
Year ended December 31, 2021	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	67,249	13,900	-	81,149
Inter-segment revenue	49,059	2,517	(51,576)	-

Total revenue	116,308	16,417	(51,576)	81,149

ii)	The distribution of revenue by customers’ geographical area was as follows:

Revenue	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Americas	32,282	35,557	52,779
Asia / Africa	18,909	20,401	21,402
Europe (including Ireland) *	5,641	6,563	6,968

	56,832	62,521	81,149

*	Revenue from customers in Ireland is not disclosed separately due to the immateriality of these revenues.

iii)	The distribution of revenue by major product group was as follows:

Revenue	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Clinical laboratory goods	42,288	46,036	62,884
Clinical laboratory services	5,453	7,272	7,928
Point-of-care	9,091	9,213	10,337

	56,832	62,521	81,149

iv)	The group has recognised the following amounts relating to revenue in the consolidated statement of operations:

Revenue	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Revenue from contracts with customers	56,832	62,521	81,149

	56,832	62,521	81,149

(v)	Disaggregation of revenue from contracts with customers: The Group derives revenue from the transfer of goods and services over time and at a point in time in the following geographical areas:

Timing of revenue recognition	Americas	Rest of World Ireland	Total
Year ended December 31, 2023	US$‘000	US$‘000	US$‘000
At a point in time	44,692	11,848	56,540
Over time	292	-	292

Total	44,984	11,848	56,832

Timing of revenue recognition	Americas	Rest of World Ireland	Total
Year ended December 31, 2022	US$‘000	US$‘000	US$‘000
At a point in time	50,174	12,013	62,187
Over time	334	-	334

Total	50,508	12,013	62,521

Timing of revenue recognition	Americas	Rest of World Ireland	Total
Year ended December 31, 2021	US$‘000	US$‘000	US$‘000
At a point in time	66,806	13,900	80,706
Over time	443	-	443

Total	67,249	13,900	81,149

(vi)	The Group derives revenue from the transfer of goods and services over time and at a point in time based on customers’ geographical area as follows:

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2023	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	31,990	18,909	5,641	56,540
Over time	292	-	-	292

Total	32,282	18,909	5,641	56,832

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2022	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	35,223	20,401	6,563	62,187
Over time	334	-	-	334

Total	35,557	20,401	6,563	62,521

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2021	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	52,336	21,402	6,968	80,706
Over time	443	-	-	443

Total	52,779	21,402	6,968	81,149

vii)	The distribution of segment results by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2023	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment and unallocated expenses	(4,365)	(7,886)	(104)	(12,355)
Impairment charges	(11,105)	-	-	(11,105)

Result after impairment	(15,470)	(7,886)	(104)	(23,460)
Unallocated expenses *				(3,585)

Operating loss				(27,045)
Net financing expense (Note 6)				(9,882)

Loss before tax				(36,927)
Income tax credit (Note 7)				59

Loss for the year on continuing operations				(36,868)
Profit for the year on discontinued operations (Note 8)				12,850

Loss for the year				(24,018)

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2022	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment and unallocated expenses	(5,892)	(5,112)	(33)	(11,037)
Impairment charges	(2,331)	(3,508)	-	(5,839)

Result after impairment	(8,223)	(8,620)	(33)	(16,876)
Unallocated expenses *				(2,473)

Operating loss				(19,349)
Net financing expense (Note 6)				(24,431)

Loss before tax				(43,780)
Income tax charge (Note 7)				194

Loss for the year on continuing operations				(43,586)
Profit for the year on discontinued operations (Note 8)				2,577

Loss for the year				(41,009)

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2021	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment and unallocated expenses	9,276	2,397	(12)	11,661
Impairment	(6,088)	(856)	-	(6,944)

Result after impairment	3,188	1,541	(12)	4,717
Unallocated expenses *				(779)

Operating profit				3,938
Net financing expense (Note 6)				(5,862)

Loss before tax				(1,924)
Income tax credit (Note 7)				74

Loss for the year on continuing operations				(1,850)
Profit for the year on discontinued operations (Note 8)				2,725

Profit for the year				875

*	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.

viii)	The distribution of segment assets and segment liabilities by geographical area was as follows:

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2023	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	26,230	26,023	-	52,253
Unallocated assets:
Income tax assets (current and deferred)				3,491
Cash and cash equivalents and short-term investments				3,691

Total assets as reported in the Group balance sheet				59,435

Segment liabilities	49,398	31,387	20	80,805
Unallocated liabilities:
Income tax liabilities (current and deferred)				2,579

Total liabilities as reported in the Group balance sheet				83,384

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2022	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	41,779	37,695	-	79,474
Unallocated assets:
Income tax assets (current and deferred)				6,052
Cash and cash equivalents and short-term investments				6,578

Total assets as reported in the Group balance sheet				92,104

Segment liabilities	58,307	30,845	42	89,194
Unallocated liabilities:
Income tax liabilities (current and deferred)				5,086

Total liabilities as reported in the Group balance sheet				94,280

ix)
The distribution of long-lived assets, which are property, plant and equipment, goodwill and intangible assets and other non-current assets (excluding deferred tax assets and derivative financial instruments), by geographical area was as follows:

	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Rest of World – Ireland	12,448	21,180
Americas	5,793	19,910

	18,241	41,090

x)	The distribution of depreciation and amortisation by geographical area was as follows:

	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Depreciation:
Rest of World – Ireland	162	123	159
Americas	668	1,282	1,662

	830	1,405	1,821

Amortisation:
Rest of World – Ireland	458	89	51
Americas	487	800	848

	945	889	899

xi)	The distribution of share-based payment expense by geographical area was as follows:

	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Rest of World – Ireland	1,650	632	1,072
Americas	419	1,123	28

	2,069	1,755	1,100

See Note 20 for further information on share-based payments.

xii)	The distribution of taxation credit/(expense) by geographical area was as follows:

	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Rest of World – Ireland	(385)	286	436
Rest of World – Other	(235)	(4)	(2)
Americas	679	(88)	(360)

	59	194	74

xiii)	During 2023 and 2022 there were no customers generating 10% or more of total revenues. In 2021, one customer accounted for more than 10% of total revenues.

xiv)	The distribution of capital expenditure by geographical area was as follows:

	December 31 2023 US$‘000	December 31, 2022 US$‘000
Rest of World – Ireland	251	2,443
Rest of World – Other	-	-
Americas	2,547	4,370

	2,798	6,813